PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 0.8%
38,364	Boeing Co. (The)	$5,721,607

	Air Freight & Logistics – 2.1%
225,730	Expeditors International of Washington, Inc.	15,060,706

	Automobiles – 1.0%
327,500	General Motors Co.	6,805,450

	Banks – 4.7%
629,070	Bank of America Corp.	13,355,156
305,000	Citigroup, Inc.	12,846,600
254,600	Wells Fargo & Co.	7,307,020

		33,508,776

	Beverages – 4.1%
64,700	Constellation Brands, Inc., Class A	9,275,392
361,746	Monster Beverage Corp.(a)	20,351,830

		29,627,222

	Biotechnology – 5.8%
24,777	Amgen, Inc.	5,023,041
90,133	BioMarin Pharmaceutical, Inc.(a)	7,616,239
59,614	Regeneron Pharmaceuticals, Inc.(a)	29,108,920

		41,748,200

	Capital Markets – 8.0%
339,700	Charles Schwab Corp. (The)	11,420,714
31,490	FactSet Research Systems, Inc.	8,208,813
44,900	Moody’s Corp.	9,496,350
29,758	MSCI, Inc.	8,598,872
193,736	SEI Investments Co.	8,977,726
206,700	State Street Corp.	11,010,909

		57,713,384

	Communications Equipment – 1.2%
225,856	Cisco Systems, Inc.	8,878,399

	Consumer Finance – 1.5%
217,300	Capital One Financial Corp.	10,956,266

	Electronic Equipment, Instruments & Components – 1.4%
159,100	TE Connectivity Ltd.	10,020,118

	Energy Equipment & Services – 0.4%
235,085	Schlumberger Ltd.	3,171,297

	Entertainment – 2.0%
38,785	Netflix, Inc.(a)	14,563,768

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 0.2%
133,422	Danone S.A., Sponsored ADR	$1,699,129

	Health Care Equipment & Supplies – 0.7%
2,639	Intuitive Surgical, Inc.(a)	1,306,859
34,988	Varian Medical Systems, Inc.(a)	3,591,868

		4,898,727

	Health Care Providers & Services – 2.3%
136,100	CVS Health Corp.	8,074,813
27,155	Humana, Inc.	8,527,213

		16,602,026

	Health Care Technology – 1.5%
164,676	Cerner Corp.	10,372,941

	Hotels, Restaurants & Leisure – 4.7%
99,600	Hilton Worldwide Holdings, Inc.	6,796,704
127,297	Starbucks Corp.	8,368,505
326,493	Yum China Holdings, Inc.	13,918,396
69,058	Yum! Brands, Inc.	4,732,545

		33,816,150

	Household Products – 1.2%
94,947	Colgate-Palmolive Co.	6,300,683
17,911	Procter & Gamble Co. (The)	1,970,210

		8,270,893

	Industrial Conglomerates – 1.1%
949,050	General Electric Co.	7,535,457

	Insurance – 1.1%
322,455	American International Group, Inc.	7,819,534

	Interactive Media & Services – 9.8%
22,156	Alphabet, Inc., Class A(a)	25,744,164
8,654	Alphabet, Inc., Class C(a)	10,062,958
207,647	Facebook, Inc., Class A(a)	34,635,520

		70,442,642

	Internet & Direct Marketing Retail – 10.1%
142,489	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,711,261
16,791	Amazon.com, Inc.(a)	32,737,748
7,700	Booking Holdings, Inc.(a)	10,358,964
290,543	Qurate Retail, Inc., Class A(a)	1,773,765

		72,581,738

	IT Services – 5.9%
28,804	Automatic Data Processing, Inc.	3,936,931
388,000	DXC Technology Co.	5,063,400
21,000	MasterCard, Inc., Class A	5,072,760
173,152	Visa, Inc., Class A	27,898,250

		41,971,341

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.5%
13,601	Illumina, Inc.(a)	$3,714,705

	Machinery – 2.2%
62,700	Caterpillar, Inc.	7,275,708
63,777	Deere & Co.	8,811,430

		16,087,138

	Media – 3.0%
20,395	Charter Communications, Inc., Class A(a)	8,898,542
358,400	Comcast Corp., Class A	12,321,792

		21,220,334

	Oil, Gas & Consumable Fuels – 0.9%
417,700	Apache Corp.	1,745,986
41,608	Concho Resources, Inc.	1,782,903
80,900	EOG Resources, Inc.	2,905,928

		6,434,817

	Pharmaceuticals – 5.1%
40,110	Merck & Co., Inc.	3,086,063
96,605	Novartis AG, Sponsored ADR	7,965,082
172,790	Novo Nordisk A/S, Sponsored ADR	10,401,958
370,522	Roche Holding AG, Sponsored ADR	15,032,078

		36,485,181

	Semiconductors & Semiconductor Equipment – 4.4%
97,730	Intel Corp.	5,289,148
68,926	NVIDIA Corp.	18,168,893
122,421	QUALCOMM, Inc.	8,281,781

		31,739,822

	Software – 9.5%
124,004	Autodesk, Inc.(a)	19,357,024
84,271	Microsoft Corp.	13,290,379
416,359	Oracle Corp.	20,122,631
60,476	salesforce.com, Inc.(a)	8,707,335
53,577	Workday, Inc., Class A(a)	6,976,797

		68,454,166

	Textiles, Apparel & Luxury Goods – 0.9%
715,920	Under Armour, Inc., Class A(a)	6,593,623

	Total Common Stocks (Identified Cost $632,769,678)	704,515,557

Principal Amount	Description	Value (†)
Short-Term Investments – 1.2%
$8,324,666	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $8,324,666 on 4/01/2020 collateralized by $6,880,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $7,333,922; $1,095,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $1,167,245 including accrued interest(b) (Identified Cost $8,324,666)	$8,324,666

	Total Investments – 99.3% (Identified Cost $641,094,344)	712,840,223
	Other assets less liabilities – 0.7%	5,198,563

	Net Assets – 100.0%	$718,038,786

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$704,515,557	$—	$—	$704,515,557
Short-Term Investments	—	8,324,666	—	8,324,666

Total	$704,515,557	$8,324,666	$—	$712,840,223

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

Internet & Direct Marketing Retail	10.1%
Interactive Media & Services	9.8
Software	9.5
Capital Markets	8.0
IT Services	5.9
Biotechnology	5.8
Pharmaceuticals	5.1
Hotels, Restaurants & Leisure	4.7
Banks	4.7
Semiconductors & Semiconductor Equipment	4.4
Beverages	4.1
Media	3.0
Health Care Providers & Services	2.3
Machinery	2.2
Air Freight & Logistics	2.1
Entertainment	2.0
Other Investments, less than 2% each	14.4
Short-Term Investments	1.2

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%